Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.61%
Advertising–1.74%
Trade Desk, Inc. (The), Class A(b)	406,074	$44,526,014
Aerospace & Defense–3.42%
Curtiss-Wright Corp.	126,931	41,720,950
Howmet Aerospace, Inc.	454,496	45,563,224
		87,284,174
Application Software–5.55%
HubSpot, Inc.(b)	49,044	26,071,790
Informatica, Inc., Class A(b)(c)	772,228	19,521,924
Manhattan Associates, Inc.(b)	140,284	39,473,112
Tyler Technologies, Inc.(b)	64,551	37,679,710
Unity Software, Inc.(b)(c)	838,179	18,959,609
		141,706,145
Asset Management & Custody Banks–1.03%
Blue Owl Capital, Inc.(c)	1,364,859	26,423,670
Automotive Parts & Equipment–1.64%
Aptiv PLC(b)	333,057	23,983,434
Visteon Corp.(b)	188,116	17,916,168
		41,899,602
Biotechnology–1.34%
Ascendis Pharma A/S, ADR (Denmark)(b)	153,215	22,876,532
Natera, Inc.(b)(c)	88,940	11,290,933
		34,167,465
Building Products–1.76%
Fortune Brands Innovations, Inc.	244,547	21,894,293
Johnson Controls International PLC	296,519	23,012,840
		44,907,133
Cargo Ground Transportation–0.70%
J.B. Hunt Transport Services, Inc.	104,432	17,996,767
Communications Equipment–1.48%
Motorola Solutions, Inc.	83,991	37,764,873
Construction Machinery & Heavy Transportation Equipment– 1.27%
Allison Transmission Holdings, Inc.	336,920	32,367,904
Construction Materials–1.28%
Summit Materials, Inc., Class A(b)	836,990	32,667,720
Consumer Staples Merchandise Retail–1.23%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	380,633	31,394,610
Distillers & Vintners–1.14%
Constellation Brands, Inc.	113,234	29,179,270
Diversified Financial Services–1.20%
Equitable Holdings, Inc.	728,304	30,610,617
Electric Utilities–1.42%
PPL Corp.	1,093,634	36,177,413
Shares		Value
Electrical Components & Equipment–4.21%
Hubbell, Inc.	88,457	$37,890,556
Regal Rexnord Corp.	120,605	20,005,957
Rockwell Automation, Inc.	90,734	24,358,450
Vertiv Holdings Co., Class A	255,054	25,375,323
		107,630,286
Electronic Equipment & Instruments–0.97%
Keysight Technologies, Inc.(b)	156,237	24,830,746
Environmental & Facilities Services–0.71%
Casella Waste Systems, Inc., Class A(b)(c)	181,752	18,082,507
Fertilizers & Agricultural Chemicals–0.86%
Corteva, Inc.	374,216	22,000,159
Financial Exchanges & Data–0.96%
Cboe Global Markets, Inc.	120,047	24,594,029
Food Distributors–1.01%
Sysco Corp.	331,837	25,903,196
Footwear–0.95%
Deckers Outdoor Corp.(b)	152,539	24,322,344
Health Care Equipment–1.03%
Zimmer Biomet Holdings, Inc.	244,218	26,363,333
Health Care Facilities–4.01%
Acadia Healthcare Co., Inc.(b)(c)	335,240	21,257,568
Encompass Health Corp.	324,151	31,325,953
Tenet Healthcare Corp.(b)	299,371	49,755,460
		102,338,981
Health Care Supplies–1.28%
Cooper Cos., Inc. (The)(b)	297,130	32,785,324
Homebuilding–3.11%
D.R. Horton, Inc.	230,982	44,064,436
TopBuild Corp.(b)	86,859	35,335,110
		79,399,546
Hotels, Resorts & Cruise Lines–3.11%
Royal Caribbean Cruises Ltd.	263,705	46,770,719
Wyndham Hotels & Resorts, Inc.(c)	416,902	32,576,722
		79,347,441
Human Resource & Employment Services–2.02%
Korn Ferry	362,328	27,261,559
Paylocity Holding Corp.(b)	147,682	24,363,099
		51,624,658
Independent Power Producers & Energy Traders–0.85%
Vistra Corp.	182,995	21,692,227
Industrial Machinery & Supplies & Components–2.38%
Lincoln Electric Holdings, Inc.	132,928	25,524,835
Xylem, Inc.	261,979	35,375,024
		60,899,859

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–1.56%
First Industrial Realty Trust, Inc.	711,917	$39,853,114
Insurance Brokers–1.29%
Arthur J. Gallagher & Co.	116,795	32,862,609
Interactive Home Entertainment–0.51%
Electronic Arts, Inc.	90,078	12,920,788
Interactive Media & Services–0.95%
Pinterest, Inc., Class A(b)	746,256	24,156,307
Internet Services & Infrastructure–1.84%
MongoDB, Inc.(b)	123,445	33,373,356
Snowflake, Inc., Class A(b)(c)	119,490	13,724,621
		47,097,977
Investment Banking & Brokerage–1.64%
Raymond James Financial, Inc.	342,385	41,928,467
Life Sciences Tools & Services–1.70%
Bio-Techne Corp.	268,340	21,448,416
Lonza Group AG (Switzerland)	34,734	22,041,612
		43,490,028
Managed Health Care–0.62%
Molina Healthcare, Inc.(b)	45,971	15,839,768
Metal, Glass & Plastic Containers–1.05%
Silgan Holdings, Inc.(c)	512,386	26,900,265
Multi-Family Residential REITs–1.23%
Mid-America Apartment Communities, Inc.	198,149	31,485,876
Multi-line Insurance–1.46%
American International Group, Inc.	507,414	37,157,927
Multi-Utilities–2.79%
Ameren Corp.(c)	366,059	32,015,520
CMS Energy Corp.	555,692	39,248,526
		71,264,046
Oil & Gas Equipment & Services–0.63%
NOV, Inc.	999,533	15,962,542
Oil & Gas Exploration & Production–2.53%
Expand Energy Corp.(c)	379,265	31,194,546
Marathon Oil Corp.	1,254,115	33,397,083
		64,591,629
Oil & Gas Storage & Transportation–1.41%
Cheniere Energy, Inc.	199,542	35,885,633
Other Specialized REITs–1.34%
Lamar Advertising Co., Class A(c)	257,068	34,344,285
Personal Care Products–1.07%
BellRing Brands, Inc.(b)	448,345	27,223,508
Pharmaceuticals–0.71%
Intra-Cellular Therapies, Inc.(b)(c)	246,920	18,067,136
Property & Casualty Insurance–1.47%
Hartford Financial Services Group, Inc. (The)	318,868	37,502,066
Shares		Value
Regional Banks–3.85%
Citizens Financial Group, Inc.	715,171	$29,372,073
M&T Bank Corp.	223,034	39,726,816
Wintrust Financial Corp.	269,010	29,195,655
		98,294,544
Reinsurance–0.87%
Reinsurance Group of America, Inc.	102,018	22,226,662
Research & Consulting Services–2.67%
CACI International, Inc., Class A(b)	71,115	35,881,784
TransUnion	309,495	32,404,127
		68,285,911
Restaurants–1.51%
Dutch Bros, Inc., Class A(b)(c)	512,952	16,429,853
Texas Roadhouse, Inc.	125,284	22,125,154
		38,555,007
Retail REITs–1.08%
Kimco Realty Corp.	1,188,666	27,600,825
Semiconductor Materials & Equipment–0.72%
MKS Instruments, Inc.	167,976	18,260,671
Semiconductors–2.81%
Astera Labs, Inc.(b)(c)	251,822	13,192,955
Marvell Technology, Inc.	490,710	35,390,005
Microchip Technology, Inc.	288,284	23,146,322
		71,729,282
Single-Family Residential REITs–1.18%
American Homes 4 Rent, Class A	785,978	30,173,695
Specialty Chemicals–2.51%
DuPont de Nemours, Inc.	410,382	36,569,140
PPG Industries, Inc.	207,270	27,454,984
		64,024,124
Systems Software–0.74%
GitLab, Inc., Class A(b)	367,652	18,948,784
Telecom Tower REITs–0.73%
SBA Communications Corp., Class A	77,497	18,653,528
Trading Companies & Distributors–0.48%
Air Lease Corp., Class A	273,026	12,365,348
Total Common Stocks & Other Equity Interests (Cost $1,851,560,301)		2,518,540,365
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	11,014,132	11,014,132
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	20,498,418	20,498,418
Total Money Market Funds (Cost $31,512,550)		31,512,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,883,072,851)		2,550,052,915
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.09%
Invesco Private Government Fund, 4.96%(d)(e)(f)	28,991,999	$28,991,999
Invesco Private Prime Fund, 5.02%(d)(e)(f)	75,515,485	75,545,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,539,111)		104,537,690
TOTAL INVESTMENTS IN SECURITIES–103.93% (Cost $1,987,611,962)		2,654,590,605
OTHER ASSETS LESS LIABILITIES—(3.93)%		(100,428,577)
NET ASSETS–100.00%		$2,554,162,028
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,284,585	$109,150,258	$(106,420,711)	$-	$-	$11,014,132	$243,350
Invesco Liquid Assets Portfolio, Institutional Class	5,919,499	56,885,339	(62,803,139)	(1,701)	2	-	154,546
Invesco Treasury Portfolio, Institutional Class	9,468,098	150,781,217	(139,750,897)	-	-	20,498,418	302,012
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,179,045	389,813,879	(398,000,925)	-	-	28,991,999	1,099,757*
Invesco Private Prime Fund	94,729,448	846,870,323	(866,029,658)	(8,081)	(16,341)	75,545,691	2,995,944*
Total	$155,580,675	$1,553,501,016	$(1,573,005,330)	$(9,782)	$(16,339)	$136,050,240	$4,795,609

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,496,498,753	$22,041,612	$—	$2,518,540,365
Money Market Funds	31,512,550	104,537,690	—	136,050,240
Total Investments	$2,528,011,303	$126,579,302	$—	$2,654,590,605
Invesco Main Street Mid Cap Fund®